Long-Term Debt	12 Months Ended
Dec. 31, 2013
Long-Term Debt [Abstract]
Long-Term Debt

11.Long-term debt

Long-term debt consists of the following at year-end:

	2013	2012

2023 Notes...........................................................................................	$ 468,470	$-
2016 Notes...........................................................................................	287,547	331,859
2019 Notes...........................................................................................	-	306,798
Capital lease obligations.......................................................................	7,563	9,121
Other long-term borrowings...................................................................	12,318	3,824
Total.......................................................................................................	775,898	651,602
Current portion of long-term debt...........................................................	4,727	1,634
Long-term debt, excluding current portion...............................................	$771,171	$649,968

2023 Notes

On September 27, 2013, the Company issued senior notes for an aggregate principal amount of $473,225 due 2023 (the “2023 Notes”), of which $375,000 were issued at a price of 100.909% and $98,225 were issued as consideration for the partial exchange of 2019 Notes described below. On October 9, 2013, the Company issued additional 2023 Notes for an aggregate principal amount of $542 as consideration for additional exchanges of 2019 Notes as also described below. The 2023 Notes mature on September 27, 2023 and bear interest of 6.625% per year. Periodic payments of principal are not required under the 2023 Notes. Interest is paid semi-annually commencing on March 27, 2014. The gross proceeds from the cash issuance of 2023 Notes amounting to $378,409 were partially used to finance the purchase of 2019 Notes discussed below and to repay certain of the Company’s short-term debt.

The Company recorded the portion of 2023 Notes issued in exchange for cash at the original price of 100.909%. The portion of 2023 Notes issued as consideration for the partial exchange of 2019 Notes was recorded at the carrying value of the 2019 Notes since there were no substantive modifications to the terms of the debts according to ASC 470-50-40. The net discount amounting to $5,420 (comprised of a discount of $8,829 related to the non-cash issuance, partially offset by $3,409 of a premium related to the cash issuance) is being accreted over the term of the 2023 Notes and recognized as a higher interest expense. The Company incurred $3,313 of financing costs related to the cash issuance of 2023 Notes, which were capitalized as deferred financing costs and are being amortized over the life of the notes.

Interest expense related to the 2023 Notes was $8,196 during fiscal year 2013. Net accretion related to 2023 Notes (due to the initial recognition of the portion issued as consideration for the exchange of 2019 Notes at its carrying value, partially offset by the premium received as a result of the cash issuance) amounted to $123 during fiscal year 2013. Amortization of deferred financing costs related to the 2023 Notes amounted to $109 during fiscal year 2013. These charges are included within “Net interest expense” in the consolidated statements of income.

The 2023 Notes are redeemable, in whole or in part, at the option of the Company at any time at the applicable redemption price set forth in the indenture governing the 2023 Notes. The 2023 Notes are fully and unconditionally guaranteed on a senior unsecured basis by certain of the Company’s subsidiaries. The 2023 Notes rank equally with all of the Company’s senior unsecured and unsubordinated indebtedness and are effectively junior to all secured indebtedness of the Company. The indenture governing the 2023 Notes imposes certain restrictions on the Company and its subsidiaries, including some restrictions on their ability, with certain permitted exceptions, to: (i) create liens, (ii) enter into sale and lease-back transactions; and (iii) consolidate, merge or transfer assets.

The 2023 Notes are listed on the Luxembourg Stock Exchange and trade on the Euro MTF Market.

2016 Notes

On July 13, 2011 the Company issued R$ 400 million of Brazilian reais notes due 2016 (the “Brazilian notes” or “2016 Notes”). In addition, on April 24, 2012, the Company issued an additional R$275 million aggregate principal amount of the 2016 Notes at a price of 102.529%. The 2016 Notes bear interest of 10.25% per year, payable semi-annually beginning on January 13, 2012. The 2016 Notes mature on July 13, 2016 and are fully and unconditionally guaranteed on a senior unsecured basis by certain of the Company’s subsidiaries.

The Company incurred $3,699 of financing costs related to these issuances, which were capitalized as deferred financing costs and are being amortized over the life of the notes.

Interest expense related to the 2016 Notes (net of premium amortization) was $31,418,  $30,051 and $11,119 for fiscal years 2013, 2012 and 2011, respectively. Amortization of deferred financing costs related to the 2016 Notes amounted to $777,  $704 and $250 for fiscal years 2013, 2012 and 2011, respectively. These charges are included within “Net interest expense” in the consolidated statements of income.

The 2016 Notes are fully and unconditionally guaranteed on a senior unsecured basis by certain of the Company’s subsidiaries. The 2016 Notes and guarantees (i) are senior secured obligations and rank equal in right of payment with all of the Company’s and guarantors’ existing and future senior unsecured indebtedness; (ii) will be effectively junior to all of Company’s and guarantors’ existing and future secured indebtedness to the extent of the value of the Company’s assets securing that indebtedness; and (iii) are structurally subordinated to all obligations of the Company’s subsidiaries that are not guarantors.

The indenture governing the 2016 Notes limits the Company’s and its subsidiaries’ ability to, among other things, (i) create liens; (ii) enter into sale and lease-back transactions; and (iii) consolidate, merge or transfer assets. These covenants are subject to important qualifications and exceptions. The indenture governing the 2016 Notes also provides for events of default, which, if any of them occurs, would permit or require the principal, premium, if any, and interest on all of the then-outstanding 2016 Notes to be due and payable immediately.

The 2016 Notes are listed on the Luxembourg Stock Exchange and trade on the Euro MTF Market.

2019 Notes

In October 2009, ADBV had issued senior notes for an aggregate principal amount of $450,000 at a price of 99.136% (the “2019 Notes”). The 2019 Notes matured on October 1, 2019 and bore interest of 7.5% per year. Periodic payments of principal were not required under the 2019 Notes. Interest was paid semi-annually.

On July 18, 2011 the Company redeemed 31.42% or $141,400 of the outstanding principal amount of its 2019 Notes at a redemption price of 107.5% plus accrued and unpaid interest.

On September 10, 2013 the Company launched a tender and exchange offer pursuant to which it offered to exchange any and all of ADBV outstanding 2019 Notes for newly issued 2023 Notes and to purchase any and all of ADBV outstanding 2019 Notes for cash. The tender and exchange offer expired on September 23, 2013 and October 7, 2013, respectively. At September 30, 2013 the Company accepted and exchanged $89,955 of ADBV 2019 Notes and accepted and purchased $118,366 of ADBV 2019 Notes that were tendered prior to September 23, 2013 (the early exchange date and tender expiration date). The total aggregate amount exchanged or purchased was $208,321, representing 67.5% of the then outstanding principal amount of the 2019 Notes. The Company issued senior notes due 2023 for an aggregate principal amount of $98,225 and paid $51 in cash as consideration for the exchange. The Company paid $128,131 as tender consideration for the purchase (equal to a redemption price of 108.25%). The Company also paid $7,638 in cash for accrued and unpaid interests related to the tendered and exchanged debt. On October 7, 2013, the Company accepted and exchanged $512 of ADBV 2019 Notes that were tendered after the early exchange date and before the exchange expiration date in connection with the tender and exchange offer that had been launched in September 2013. The Company issued additional 2023 Notes for an aggregate principal amount of $542 and paid $2 in cash as consideration for this additional exchange.

In addition, on December 17, 2013, the Company exercised its option to redeem all of the then outstanding principal amount of ADBV 2019 Notes ($99,767) at a redemption price equal to 109.129%. As a result, the Company paid $108,875 plus $1,580 of accrued and unpaid interests related to the called portion of the 2019 Notes.

As a result of the purchase, exchange and call described above, the Company incurred a one-time loss amounting to $23,467. This loss is comprised of (i) $18,873 related to the consideration in excess of the principal amount of the purchased and called debt, (ii) $2,599 related to the accelerated amortization of deferred financing costs of the purchased and called debt, (iii) $1,127 related to the accelerated accretion of the original discount of the purchased and called debt, and (iv) $868 related to the costs incurred in connection with the exchange offer. The exchange of debt was accounted for as a modification of debt and as such, the related effects are being recognized prospectively based on a new effective interest rate of the 2023 Notes.

Interest expense related to the 2019 Notes was $18,765,  $23,145 and $28,948 during fiscal year 2013, 2012 and 2011, respectively. Amortization of deferred financing costs related to the 2019 Notes (including the accelerated amortization as a result of the purchase, exchange and call described above) amounted to $3,056,  $610 and $3,067 for fiscal year 2013, 2012 and 2011, respectively. Accretion of the original discount related to the 2019 Notes (including the accelerated accretion as a result of the purchase and call) amounted to $1,802,  $266 and $1,335 for fiscal year 2013, 2012 and 2011, respectively. Loss from the purchase and call of the 2019 Notes at a price higher than the nominal value amounted to $18,873 in 2013. These charges are included within “Net interest expense” in the consolidated statements of income.

Other required disclosures

At December 31, 2013, future payments related to the Company’s long-term debt are as follows:

	Principal	Interest	Total
2014.................................................................	$4,721	$62,570	$67,291
2015.................................................................	7,452	61,970	69,422
2016.................................................................	289,277	61,213	350,490
2017.................................................................	442	31,666	32,108
2018.................................................................	433	31,641	32,074
Thereafter.......................................................	477,084	158,116	635,200
Total payments.................................................	779,409	407,176	1,186,585
Interest...........................................................	-	(407,176)	(407,176)
Discount on 2023 Notes.........................................	(8,620)	-	(8,620)
Premium on 2023 Notes...........................................	3,323	-	3,323
Premium on 2016 Notes...........................................	1,786	-	1,786
Long-term debt...................................................	$775,898	$-	$775,898